Employee Benefit Plan, Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event
8. Subsequent Events
The Plan Sponsor has evaluated the impact of subsequent events through June 17, 2026, the date the financial statements were issued. No subsequent events have been recognized or required additional disclosure in the financial statements.